Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	[1]
Profit or loss [abstract]
Revenue		$ 7,357,064	$ 6,468,785
Fuel surcharge		1,455,427	751,644
Total revenue	[2]	8,812,491	7,220,429
Materials and services expenses		4,592,191	3,815,453
Personnel expenses		2,362,856	1,974,081
Other operating expenses		492,291	380,342
Depreciation of property and equipment		248,638	225,007
Depreciation of right-of-use assets		126,276	112,782
Amortization of intangible assets		55,679	55,243
Gain on sale of business		(73,653)	0
Bargain purchase gain		0	(283,593)	[3]
Gain on sale of rolling stock and equipment		(59,661)	(24,644)
Gain on derecognition of right-of-use assets		(210)	(1,282)
(Gain) loss on sale of land and buildings		(43)	19
Gain on sale of assets held for sale		(77,911)	(12,209)
Loss on disposal of intangible assets		0	1
Total operating expenses		7,666,453	6,241,200
Operating income		1,146,038	979,229
Finance (income) costs
Finance income		(1,750)	(5,127)
Finance costs		82,147	78,145
Net finance costs		80,397	73,018
Income before income tax		1,065,641	906,211
Income tax expense		242,409	151,806
Net income		$ 823,232	$ 754,405
Earnings per share
Basic earnings per share		$ 9.21	$ 8.11
Diluted earnings per share		$ 9.02	$ 7.91

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Includes intersegment revenue and intersegment fuel surcharge
[3]	Adjustments to provisional amounts of UPS Freight prior year business combination (see note 5d))